Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 15,477	$ 25,695
Receivables, less allowance for doubtful accounts of $500 at July 3, 2016 and June 28, 2015	63,726	58,807
Inventories, net	38,683	34,786
Customer tooling in progress, net	6,971	3,473
Income Taxes Recoverable	3,826	1,006
Other current assets	5,768	4,839
Total current assets	134,451	128,606
INVESTMENT IN JOINT VENTURES	14,168	15,326
DEFERRED INCOME TAXES	5,387	4,960
OTHER LONG-TERM ASSETS	3,021	10,816
PROPERTY, PLANT AND EQUIPMENT, NET	85,149	71,126
Total assets	242,176	230,834
CURRENT LIABILITIES:
Accounts payable	32,416	27,838
Accrued liabilities:
Payroll and benefits	11,210	16,107
Environmental	1,365	1,383
Warranty	9,228	11,835
Other	9,996	7,572
Total current liabilities	64,215	64,735
Commitments and Contingencies
BORROWINGS UNDER CREDIT FACILITIES	20,000	10,000
ACCRUED PENSION OBLIGATIONS	1,466	1,331
ACCRUED POSTRETIREMENT OBLIGATIONS	1,262	1,657
OTHER LONG-TERM LIABILITIES	721	710
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 7,188,363 shares at July 3, 2016 and 7,151,134 shares at June 28, 2015	72	71
Capital in excess of par value	92,076	89,560
Retained earnings	220,728	213,442
Accumulated other comprehensive loss	(37,673)	(26,859)
Less: Treasury stock at cost (3,622,506 shares at July 3, 2016 and 3,624,454 shares at June 28, 2015)	(135,871)	(135,902)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	139,332	140,312
Non-controlling interest	15,180	12,089
Total shareholders’ equity	154,512	152,401
Total liabilities and shareholders' equity	$ 242,176	$ 230,834